Income Taxes - Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ (15,050)	$ 155,101	$ 233,877
Luxembourg
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes domestic	190,849	94,558	36,783
United States
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes foreign	3,855	4,812	3,631
Other Jurisdictions
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes foreign	$ (209,754)	$ 55,731	$ 193,463